UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.

(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616

Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund
Investor Shares (PLBBX)
Institutional Shares (PLIBX)
Class A Shares (PLABX)

Plumb Equity Fund
Investor Shares (PLBEX)
Institutional Shares (PLIEX)
Class A Shares (PLAEX)

ANNUAL REPORT
March 31, 2024

www.plumbfunds.com

Plumb Funds

Thomas G. Plumb, CFA	Nathan M. Plumb
Co-Portfolio Manager	Co-Portfolio Manager
President, CEO, Chairman

Dear Fellow Shareholders,

We are pleased to present the annual report dated March 31, 2024, for the Plumb Funds.

The Plumb Equity Fund (investor class) recorded a twelve-month return of 43.94%, comparing favorably to its blended benchmark return 28.04%. For the year, the Fund benefitted from the 225% advance in NVDIA and the 138% increase in ELF Beauty as well as the dynamic performance of other growth stock holdings.

The Plumb Balanced Fund (investor class) improved 29.11% for the fiscal year ending March 31, 2024, compared to its blended benchmark of 18.14%. The Fund also benefitted from its holdings in those two stocks.

The Balanced Fund invested in fixed income instruments of a number of financial institutions that recovered significantly from distressed pricing a year ago. This recovery offset the pricing pressure normally associated with these type of securities during a rising rate environment and allowed our fixed income to complement the stellar return of our equity investments.

According to the rating service Morningstar that is widely used by financial advisors in our industry, the Balanced Fund finished in the top three percentile out of 730 other balanced mutual funds for the trailing twelve months, thirty percentile out of 646 for 5-Year and seven percentile out of 484 for 10-Year as of March 31, 2024. As of March 31, 2014 the Plumb Balanced Fund has finished in the top quartile six of the last ten years.

The Balanced Fund owns fixed-to-float bonds that kept its effective duration under one year. This was beneficial during the period of rising interest rates and now we are getting closer to the fixed rate coupon being replaced as the bonds will be called or begin floating at attractive spreads over their benchmarks. Historically we have seen the euphoria of peaking rates, like last October, followed with a decline and then a bounce back as reality sets in. We believe we are approaching a bounce back in rates that will allow us to extend our duration modestly with rates approaching or exceeding 6% for medium-term bonds.

Our stock exposure continues to highlight those companies that have disruptive growth models like NVIDIA and the GLP drug companies (Eli Lilly and Novo-Nordisk). We eliminated holdings in Discover, Mitek and

FOR MORE INFORMATION OR TO INVEST visit plumbfunds.com 866.787.7888

Plumb Funds

Mobileye and re-purchased Corpay (the old Fleetcor) as we continue to look for companies equipped to navigate a challenging economic environment.

While this tumultuous political election year unfolds, we will continue to focus on companies that are qualitatively riding secular macroeconomic tailwinds coupled with quantitatively free cash flow and earnings growth well above their peers. Essentially, our goal is to balance a top-down approach with fundamental quantitative discipline.

Thomas G. Plumb	Nathan M. Plumb

It is not possible to invest directly in an index.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained on www.plumbfunds.com or by calling 1- 866-987-7888. Read it carefully before investing.

Past performance does not guarantee future results. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

Opinions expressed are those of the author as of March 31, 2023, and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of holdings or refer to the fund’s holding page. Plumb Balanced Holdings: plumbfunds.com/funds/plumb-balanced-fund/. Plumb Equity Holdings: plumbfunds.com/fund/plumb-equity-fund/

Mutual fund investing involves risk. Principal loss is possible.

The fund may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The funds invest in foreign securities which involve greater volatility and political, and economic and currency risks and differences in accounting methods. Because the funds may invest in ETF’s they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of security prices, interest rates and currency exchange rates. The

FOR MORE INFORMATION OR TO INVEST visit plumbfunds.com 866.787.7888

Plumb Funds

investment in these options is not suitable for all investors. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Diversification does not assure a profit nor protect against loss in a declining market.

Dividends are not guaranteed and may fluctuate.

Morningstar classifies funds into categories based on similar investment objective and strategy. Morningstar percentile rankings are based on a fund’s total return compared to its Morningstar Category of exchange-traded and open-end mutual funds. The highest percentile rank is 1 and the lowest percentile rank is 100.

Plumb Funds are distributed by Quasar Distributors, LLC, distributor.

Plumb Funds

Expense Example
March 31, 2024 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees (for Class A Shares); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 – March 31, 2024).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Plumb Funds

Expense Example
March 31, 2024 (Unaudited) (Continued)

Plumb Balanced Fund

	Beginning Account Value	Ending Account Value March 31, 2024	Expenses Paid During the Period
Actual - Investor Shares(1)	$1,000.00	$1,204.50	$6.56
Actual - Institutional Shares(2)	$1,000.00	$1,206.50	$5.46
Actual - Class A Shares(1)	$1,000.00	$1,204.80	$6.56
Hypothetical - Investor Shares(3)	$1,000.00	$1,019.05	$6.01
Hypothetical - Institutional Shares(4)	$1,000.00	$1,020.05	$5.00
Hypothetical - Class A Shares(3)	$1,000.00	$1,019.05	$6.01

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(3)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multipled by 183/366 (to reflect the partial year period).

(4)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Funds

Expense Example
March 31, 2024 (Unaudited) (Continued)

Plumb Equity Fund

	Beginning Account Value	Ending Account Value March 31, 2024	Expenses Paid During the Period
Actual - Investor Shares(1)	$1,000.00	$1,307.70	$6.87
Actual - Institutional Shares(2)	$1,000.00	$1,309.60	$5.72
Actual - Class A Shares(1)	$1,000.00	$1,307.30	$6.86
Hypothetical - Investor Shares(3)	$1,000.00	$1,019.05	$6.01
Hypothetical - Institutional Shares(4)	$1,000.00	$1,020.05	$5.00
Hypothetical - Class A Shares(3)	$1,000.00	$1,019.05	$6.01

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(3)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multipled by 183/366 (to reflect the partial year period).

(4)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multipled by 183/366 (to reflect the partial year period).

Plumb Funds

Plumb Balanced Fund (Unaudited)
Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2024

Average Annual Rate of Return
Periods ended March 31, 2024

	1 Year	3 Year	5 Year	10 Year	Since Inception
Plumb Balanced Fund - Investor Shares	29.11%	4.74%	8.30%	8.71%	6.23%
Plumb Balanced Fund - Institutional Shares*	29.45%	4.97%	8.54%	8.93%	6.45%
Plumb Balanced Fund - Class A Shares (w sales charge)**	21.70%	2.70%	7.03%	8.07%	5.86%
Plumb Balanced Fund - Class A Shares (w/o sales charge)**	29.11%	4.75%	8.31%	8.71%	6.23%
Bloomberg Barclays Capital Intermediate Government/Credit Bond Index	2.69%	-1.06%	1.09%	1.61%	2.82%
MSCI EAFE Index	12.27%	2.09%	4.61%	2.06%	0.27%
S&P 500 Index	29.88%	11.49%	15.05%	12.96%	9.86%
Blended Benchmark	18.14%	6.29%	9.30%	8.04%	6.71%

Plumb Funds

Per the fee table in the Fund’s August 1, 2023 prospectus, the Fund’s annual operating expense ratio is, before fee waivers, 1.53%, 1.28%, and 1.54% for Investor, Institutional, and Class A shares, respectively.

*	Performance shown for the Institutional Shares prior to its inception on August 1, 2021 reflects the performance of the Investor Shares adjusted for the Institutional Share’s fees and expenses.
**

Performance shown for the Class A Shares prior to its inception on February 8, 2021 reflects the performance of the Investor Shares adjusted for the Class A Share’s fees and expenses and the Class A Share’s sales charge of 5.75%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Blended Benchmark is made up of 55% S&P 500 Index, 35% Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Plumb Funds

Plumb Equity Fund (Unaudited)
Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2024

Average Annual Rate of Return
Periods ended March 31, 2024

	1 Year	3 Year	5 Year	10 Year	Since Inception
Plumb Equity Fund - Investor Shares	43.94%	6.07%	10.84%	12.53%	8.07%
Plumb Equity Fund - Institutional Shares*	44.35%	6.30%	11.07%	12.76%	8.29%
Plumb Equity Fund - Class A Shares (w sales charge)**	35.70%	3.99%	9.53%	11.86%	7.69%
Plumb Equity Fund - Class A Shares (w/o sales charge)**	43.96%	6.06%	10.83%	12.53%	8.07%
S&P 500 Index	29.88%	11.49%	15.05%	12.96%	9.86%
MSCI EAFE Index	12.27%	2.09%	4.61%	2.06%	0.27%
Blended Benchmark	28.04%	10.55%	14.00%	11.85%	8.90%

Plumb Funds

Per the fee table in the Fund’s August 1, 2023 prospectus, the Fund’s annual operating expense ratio is, before fee waivers, 2.27%, 2.26%, and 2.53% for Investor, Institutional, and Class A shares, respectively.

*	Performance shown for the Institutional Shares prior to its inception on August 1, 2021 reflects the performance of the Investor Shares adjusted for the Institutional Share’s fees and expenses.
**

Performance shown for the Class A Shares prior to its inception on February 8, 2021 reflects the performance of the Investor Shares adjusted for the Class A Share’s fees and expenses and the Class A Share’s sales charge of 5.75%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.Current performance of the Fund may be lower or higher than the performance quoted.Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Blended Benchmark is made up of 90% S&P 500 Index and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Plumb Funds

Plumb Balanced Fund
Investments by Industry Sector as of March 31, 2024
(as a Percentage of Total Investments) (Unaudited)

Plumb Funds

Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2024
(as a Percentage of Total Investments) (Unaudited)

Plumb Funds

Plumb Equity Fund
Investments by Industry Sector as of March 31, 2024
(as a Percentage of Total Investments) (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – March 31, 2024

	Shares	Value
COMMON STOCKS — 66.2%
Beverages — 1.3%
Constellation Brands, Inc. - Class A	3,500	$951,160

Broadline Retail — 5.1%
Amazon.com, Inc.(a)	10,000	1,803,800
MercadoLibre, Inc.(a)	1,350	2,041,146
		3,844,946
Commercial Services & Supplies — 5.3%
Copart, Inc.(a)	38,000	2,200,960
VSE Corp.	22,500	1,800,000
		4,000,960
Consumer Finance — 4.2%
American Express Co.	8,000	1,821,520
Discover Financial Services	10,000	1,310,900
		3,132,420
Energy Equipment & Services — 2.2%
Schlumberger NV	30,500	1,671,705

Financial Services — 12.3%
Corpay, Inc.(a)	3,200	987,328
Mastercard, Inc. - Class A	4,750	2,287,458
Toast, Inc. - Class A(a)	54,432	1,356,445
Visa, Inc. - Class A	8,500	2,372,180
WEX, Inc.(a)	9,500	2,256,535
		9,259,946
Health Care Equipment & Supplies — 1.9%
Intuitive Surgical, Inc.(a)	3,500	1,396,815

Interactive Media & Services — 3.0%
Alphabet, Inc. - Class A(a)	15,000	2,263,950

Oil, Gas & Consumable Fuels — 4.2%
Exxon Mobil Corp.	13,000	1,511,120
Phillips 66	10,000	1,633,400
		3,144,520
Personal Care Products — 1.8%
elf Beauty, Inc.(a)	7,000	1,372,210

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – March 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 5.6%
Eli Lilly & Co.	2,300	$1,789,308
Novo Nordisk AS - ADR	18,500	2,375,400
		4,164,708
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.(a)	10,000	1,804,900
Microchip Technology, Inc.	14,500	1,300,795
NVIDIA Corp.	4,000	3,614,240
		6,719,935
Software — 8.5%
Adobe, Inc.(a)	3,050	1,539,030
Autodesk, Inc.(a)	4,500	1,171,890
Microsoft Corp.	5,500	2,313,960
Mitek Systems, Inc.(a)	94,000	1,325,400
		6,350,280
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	8,000	1,371,840
TOTAL COMMON STOCKS (Cost $23,382,776)		49,645,395
	Par
CORPORATE BONDS — 28.1%
Aerospace & Defense — 1.9%
Boeing Co.
2.95%, 02/01/2030	$1,000,000	864,482
5.15%, 05/01/2030	575,000	557,293
		1,421,775
Banks — 14.4%
Amalgamated Financial Corp.,
3.25% to 11/15/2026 then 3 mo. Term SOFR + 2.30%, 11/15/2031	1,000,000	801,337
Banc of California, Inc.,
4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,700,000	1,463,130
Bank of America NA,
6.13% (SOFR + 0.78%), 08/18/2025	700,000	703,769

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – March 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS (Continued)
Banks (Continued)
Citigroup, Inc.
6.00% (3 mo. Term SOFR + 1.61%), 04/25/2024	$250,000	$248,125
4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	1,000,000	977,999
Flagstar Bancorp, Inc.,
4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	500,000	419,978
JPMorgan Chase & Co.,
9.35% (3 mo. Term SOFR + 4.04%), Perpetual	2,325,000	2,329,096
Pinnacle Financial Partners, Inc.,
4.13% to 09/15/2024 then 3 mo. LIBOR US + 2.78%, 09/15/2029 (b)	1,575,000	1,526,959
TriState Capital Holdings, Inc.,
5.75% to 05/15/2025 then 3 mo. LIBOR US + 5.36%, 05/15/2030 (b)	500,000	477,965
Wells Fargo & Co.,
4.05%, 08/15/2026 (c)	500,000	490,757
Western Alliance Bank,
5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,423,856
		10,862,971
Building Products — 2.1%
Carlisle Cos., Inc., 3.50%, 12/01/2024	500,000	492,228
Masco Corp., 7.75%, 08/01/2029	1,000,000	1,107,887
		1,600,115
Capital Markets — 3.3%
Charles Schwab Corp.,
5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	1,500,000	1,493,067
Goldman Sachs Group, Inc.,
7.29% (3 mo. Term SOFR + 1.96%), 04/05/2026	1,000,000	1,006,245
		2,499,312
Chemicals — 1.0%
Sherwin-Williams Co.,
3.13%, 06/01/2024	720,000	716,688

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – March 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS (Continued)
Health Care Equipment & Services — 0.8%
CVS Health Corp.,
6.94%, 01/10/2030	$140,090	$143,601
HCA, Inc.,
3.50%, 09/01/2030	500,000	452,514
		596,115
Hotels, Restaurants & Leisure — 1.7%
Expedia Group, Inc.,
5.00%, 02/15/2026	1,300,000	1,293,345

Insurance — 0.7%
Old Republic International Corp.,
4.88%, 10/01/2024	500,000	497,190

IT Services — 0.5%
VeriSign, Inc.,
4.75%, 07/15/2027	350,000	345,028

Oil & Gas — 0.3%
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	250,000	247,827

Oil, Gas & Consumable Fuels — 1.4%
El Paso Natural Gas Co. LLC,
7.50%, 11/15/2026	1,000,000	1,048,352

TOTAL CORPORATE BONDS (Cost $22,301,913)		21,128,718

U.S. GOVERNMENT AGENCY ISSUES — 3.0%
Federal Farm Credit Banks Funding Corp.
2.44%, 04/18/2024	750,000	749,143
5.47%, 03/20/2026	1,000,000	1,000,274
Federal Home Loan Mortgage Corp., 5.50%, 02/26/2029	500,000	500,253

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,249,143)		2,249,670

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – March 31, 2024 (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS — 1.4%
United States Treasury Note/Bond
0.38%, 04/15/2024	$500,000	$499,081
6.13%, 11/15/2027	500,000	529,883
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,028,496)		1,028,964

	Shares
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
First American Government Obligations Fund - Class X, 5.23%(d)	902,608	902,608
TOTAL SHORT-TERM INVESTMENTS (Cost $902,608)		902,608

TOTAL INVESTMENTS — 99.9% (Cost $49,864,937)		74,955,355
Other Assets in Excess of Liabilities — 0.1%		102,507
TOTAL NET ASSETS — 100.0%		$75,057,862

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

CMT - Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

NV - Naamloze Vennootschap

SOFR – Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Schedule of Investments – March 31, 2024

	Shares	Value
COMMON STOCKS — 97.9%
Automobile Components — 1.1%
Mobileye Global, Inc. - Class A(a)	9,000	$289,350

Beverages — 3.1%
Constellation Brands, Inc. - Class A	3,100	842,456

Broadline Retail — 4.0%
Amazon.com, Inc.(a)	1,000	180,380
MercadoLibre, Inc.(a)	600	907,176
		1,087,556
Commercial Services & Supplies — 6.8%
Copart, Inc.(a)	19,500	1,129,440
VSE Corp.	9,000	720,000
		1,849,440
Consumer Finance — 2.9%
American Express Co.	3,500	796,915

Energy Equipment & Services — 3.2%
Schlumberger NV	16,000	876,960

Financial Services — 18.5%
Corpay, Inc.(a)	1,500	462,810
Fiserv, Inc.(a)	3,000	479,460
Mastercard, Inc. - Class A	2,300	1,107,610
Toast, Inc. - Class A(a)	34,518	860,189
Visa, Inc. - Class A	4,000	1,116,319
WEX, Inc.(a)	4,250	1,009,503
		5,035,891
Health Care Equipment & Supplies — 4.0%
Intuitive Surgical, Inc.(a)	2,700	1,077,543

Interactive Media & Services — 4.9%
Alphabet, Inc. - Class A(a)	8,750	1,320,638

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Schedule of Investments – March 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.8%
Phillips 66	4,600	$751,364

Personal Care Products — 5.8%
elf Beauty, Inc.(a)	8,000	1,568,240

Pharmaceuticals — 7.9%
Eli Lilly & Co.	1,200	933,552
Novo Nordisk AS - ADR	9,500	1,219,800
		2,153,352
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.(a)	6,500	1,173,185
Microchip Technology, Inc.	7,000	627,970
NVIDIA Corp.	2,200	1,987,832
		3,788,987
Software — 16.0%
Adobe, Inc.(a)	2,200	1,110,120
Autodesk, Inc.(a)	4,300	1,119,806
Microsoft Corp.	2,750	1,156,980
Mitek Systems, Inc.(a)	40,000	564,000
Synopsys, Inc.(a)	688	393,192
		4,344,098
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	4,750	814,530
TOTAL COMMON STOCKS (Cost $11,859,129)		26,597,320

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Schedule of Investments – March 31, 2024 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
First American Government Obligations Fund - Class X, 5.23%(b)	641,784	$641,784
TOTAL SHORT-TERM INVESTMENTS (Cost $641,784)		641,784

TOTAL INVESTMENTS — 100.3% (Cost $12,500,913)		27,239,104
Liabilities in Excess of Other Assets - (0.3)%		(69,312)
TOTAL NET ASSETS — 100.0%		$27,169,792

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Statements of Assets and Liabilities
March 31, 2024

	Plumb Balanced Fund	Plumb Equity Fund
Assets
Investments, at value*	$74,955,355	$27,239,104
Dividends and interest receivable	330,567	16,413
Receivable from Adviser	—	4,260
Receivable for fund shares sold	1,070	14,976
Prepaid assets	35,575	27,675
Total Assets	75,322,567	27,302,428

Liabilities
Payable for fund shares redeemed	118,634	50,000
Dividend Withholding Tax Payable	2,579	1,324
Payable to Adviser (Note 4)	37,251	—
Accrued 12b-1 fees (Note 3)	31,428	18,219
Accrued Directors’ fees	7,416	2,404
Accrued expenses and other liabilities	67,397	60,689
Total Liabilities	264,705	132,636
Total Net Assets	$75,057,862	$27,169,792

Net Assets Consist Of:
Paid in capital	46,330,977	12,553,456
Total distributable earnings	28,726,885	14,616,336
Total Net Assets	$75,057,862	$27,169,792

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Statements of Assets and Liabilities
March 31, 2024 (Continued)

	Plumb Balanced Fund	Plumb Equity Fund
Investor Shares
Net Assets	$45,269,627	$14,938,920
Capital shares outstanding, $0.001 par value (200 million shares issued each)	1,189,025	505,033
Net asset value, offering and redemption price per share	$38.07	$29.58

Institutional Shares
Net Assets	$29,665,945	$12,175,639
Capital shares outstanding, $0.001 par value (200 million shares issued each)	780,982	408,911
Net asset value, offering and redemption price per share	$37.99	$29.78

Class A Shares
Net Assets	$122,290	$55,233
Capital shares outstanding, $0.001 par value (200 million shares issued each)	3,225	1,868
Net asset value, minimum offering and redemption price per share (a)	$37.92	$29.57
Maximum offering price per share ($37.92/0.9425) ($29.57/0.9425) (b)	$40.23	$31.37

* Cost of Investments	$49,864,937	$12,500,913

(a)	A 1.00% contingent deferred sales charge is imposed on Class A share purchases of $1 million or more that are redeemed within 18 months after purchase.
(b)	On investments of $25,000 or more, the offering price may be reduced.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Statements of Operations
For the Fiscal Year Ended March 31, 2024

	Plumb Balanced Fund	Plumb Equity Fund
Investment Income:
Dividend income*	$372,252	$133,662
Interest income	1,038,505	15,027
Total Investment Income	1,410,757	148,689

Expenses:
Investment Advisor’s fee (Note 4)	423,154	145,802
Transfer agent fees and expenses	136,203	97,859
Fund administration and accounting fees	132,761	123,525
12b-1 fees - Investor shares (Note 3)	109,018	37,242
Registration fees	57,026	52,997
Legal fees	43,089	37,732
Director fees and expenses	29,653	10,168
Audit and tax fees	17,748	20,789
Insurance expense	12,695	5,310
Custody fees	9,665	8,253
Printing and mailing expense	9,540	3,610
12b-1 fees - Class A shares (Note 3)	192	139
Total expenses before Adviser waiver	980,744	543,426
Less: Fees waived by Adviser (Note 4)	(142,136)	(245,348)
Net expenses	838,608	298,078
Net Investment Income (Loss)	572,149	(149,389)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	5,152,530	1,720,017
Net change in unrealized appreciation (depreciation) on investments	11,182,042	6,834,215
Net Realized and Unrealized Gain on Investments	16,334,572	8,554,232

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,906,721	$8,404,843

*	Net of foreign withholding taxes of $3,893 and $1,949, respectively.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Operations:
Net investment income (loss)	$572,149	$681,912
Net realized gain (loss) on investments	5,152,530	(1,898,367)
Net change in unrealized appreciation (depreciation) on investments	11,182,042	(8,373,628)
Net increase (decrease) in net assets resulting from operations	16,906,721	(9,590,083)

Distributions To Shareholders:
Distributions - Investor shares	(424,320)	(2,853,992)
Distributions - Institutional shares	(300,512)	(1,526,502)
Distributions - Class A shares	(1,249)	(3,981)
Total distributions to shareholders	(726,081)	(4,384,475)

Capital Share Transactions:
Proceeds from shares sold - Investor shares	8,618,589	3,637,929
Proceeds from shares sold - Institutional shares	8,199,395	702,618
Proceeds from shares sold - Class A shares	56,444	994
Shares issued in reinvestment of dividends - Investor shares	423,654	2,840,122
Shares issued in reinvestment of dividends - Institutional shares	298,918	1,522,228
Shares issued in reinvestment of dividends - Class A shares	1,177	3,981
Cost of shares redeemed - Investor shares	(14,331,491)	(20,502,820)
Cost of shares redeemed - Institutional shares	(3,412,872)	(12,632,068)
Cost of shares redeemed - Class A shares	(4,814)	(14,765)
Net increase (decrease) in net assets from capital share transactions	(151,000)	(24,441,781)

Total increase (decrease) in net assets	16,029,640	(38,416,339)

Net Assets:
Beginning of year	59,028,222	97,444,561
End of year	$75,057,862	$59,028,222

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Statements of Changes in Net Assets (Continued)

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Change in Shares Outstanding:
Investor Shares
Shares sold	263,589	116,273
Shares issued in reinvestment of dividends	12,556	102,199
Shares redeemed	(422,665)	(672,451)
Net increase (decrease)	(146,520)	(453,979)

Institutional Shares
Shares sold	229,530	23,780
Shares issued in reinvestment of dividends	8,889	54,816
Shares redeemed	(103,412)	(419,414)
Net increase (decrease)	135,007	(340,818)

Class A Shares
Shares sold	1,719	31
Shares issued in reinvestment of dividends	35	144
Shares redeemed	(140)	(496)
Net increase (decrease)	1,614	(321)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Statements of Changes in Net Assets

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Operations:
Net investment income (loss)	$(149,389)	$(75,406)
Net realized gain (loss) on investments	1,720,017	(1,795,983)
Net change in unrealized appreciation (depreciation) on investments	6,834,215	(1,249,694)
Net increase (decrease) in net assets resulting from operations	8,404,843	(3,121,083)

Distributions To Shareholders:
Distributions - Investor shares	—	(1,307,990)
Distributions - Institutional shares	—	(648,471)
Distributions - Class A shares	—	(3,914)
Total distributions to shareholders	—	(1,960,375)

Capital Share Transactions:
Proceeds from shares sold - Investor shares	490,465	164,639
Proceeds from shares sold - Institutional shares	3,487,387	25,300
Proceeds from shares sold - Class A shares	23,553	5,700
Shares issued in reinvestment of dividends - Investor shares	—	1,224,576
Shares issued in reinvestment of dividends - Institutional shares	—	648,471
Shares issued in reinvestment of dividends - Class A shares	—	3,914
Cost of shares redeemed - Investor shares	(4,905,364)	(1,575,720)
Cost of shares redeemed - Institutional shares	(578,296)	(1,418,102)
Cost of shares redeemed - Class A shares	(34,584)	(2,400)
Net increase (decrease) in net assets from capital share transactions	(1,516,839)	(923,622)

Total increase (decrease) in net assets	6,888,004	(6,005,080)

Net Assets:
Beginning of year	20,281,788	26,286,868
End of year	$27,169,792	$20,281,788

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Statements of Changes in Net Assets (Continued)

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Change in Shares Outstanding:
Investor Shares
Shares sold	21,172	7,847
Shares issued in reinvestment of dividends	—	67,656
Shares redeemed	(184,727)	(76,631)
Net increase (decrease)	(163,555)	(1,128)

Institutional Shares
Shares sold	120,095	1,260
Shares issued in reinvestment of dividends	—	35,709
Shares redeemed	(26,166)	(70,174)
Net increase (decrease)	93,929	(33,205)

Class A Shares
Shares sold	1,032	271
Shares issued in reinvestment of dividends	—	216
Shares redeemed	(1,423)	(111)
Net increase (decrease)	(391)	376

The accompanying notes are an integral part of these financial statements.

(This page intentionally left blank.)

Plumb Funds

Plumb Balanced Fund – Investor Shares
Financial Highlights

	For the Years Ended March 31,
	2024		2023	2022	2021	2020
Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year	$29.77		$35.05	$39.04	$28.33	$30.98
Operations:
Net investment income(1)	0.26		0.28	0.03	0.05	0.17
Net realized and unrealized gain (loss)	8.36		(3.41)	(0.89)	10.82	(2.01)
Total from investment operations	8.62		(3.13)	(0.86)	10.87	(1.84)

Distributions to shareholders:
Distributions from net investment income	(0.32)		(0.06)	(0.06)	(0.16)	(0.15)
Distributions from net realized gains	—		(2.09)	(3.07)	—	(0.66)
Total distributions to shareholders	(0.32)		(2.15)	(3.13)	(0.16)	(0.81)

Change in net asset value for the year	8.30		(5.28)	(3.99)	10.71	(2.65)

Net asset value, end of year	$38.07		$29.77	$35.05	$39.04	$28.33
Total return(2)	29.11%		(8.50)%	(2.73)%	38.35%	(6.27)%

Ratios / supplemental data
Net assets, end of year (000)	$45,270		$39,756	$62,718	$94,514	$96,148
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.58%		1.53%	1.25%	1.22%	1.19%
After expense reimbursement and waivers/recoupment	1.37	%(3)	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment	0.79%		0.93%	0.08%	0.13%	0.58%
Portfolio turnover rate	25%		36%	38%	63%	52%

(1)

Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 28, 2023, the expense cap is 1.44%.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Investor Shares
Financial Highlights (Continued)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Institutional Shares
Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective July 28, 2023, the expense cap is 1.19%.

*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Institutional Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2024		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$29.76		$35.12	$39.04	$35.38

0.34		0.34	0.12	0.04
8.36		(3.42)	(0.91)	3.85
8.70		(3.08)	(0.79)	3.89

(0.47)		(0.19)	(0.06)	(0.23)
—		(2.09)	(3.07)	—
(0.47)		(2.28)	(3.13)	(0.23)

8.23		(5.36)	(3.92)	3.66

$37.99		$29.76	$35.12	$39.04
29.45%		(8.34)%	(2.52)%	10.97	%(3)

$29,666		$19,224	$34,659	$47,024

1.34%		1.28%	1.00%	1.02	%(4)
1.13	%(5)	0.99%	0.99%	0.99	%(4)

1.03%		1.12%	0.30%	0.16	%(4)
25%		36%	38%	63	%(3)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Class A Shares
Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(4) (5)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005.
(3)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Total investment return excludes the effect of applicable sales charges.
(6)	Not annualized for the period.
(7)	Annualized for the period.
(8)	Effective July 28, 2023, the expense cap is 1.44%.

*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Class A Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2024		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$29.71		$35.05	$39.04	$41.04

0.25		0.29	0.05	(0.00	)(2)
8.35		(3.42)	(0.91)	(2.00	)(3)
8.60		(3.13)	(0.86)	(2.00)

(0.39)		(0.12)	(0.06)	—
—		(2.09)	(3.07)	—
(0.39)		(2.21)	(3.13)	—

8.21		(5.34)	(3.99)	(2.00)

$37.92		$29.71	$35.05	$39.04
29.11%		(8.51)%	(2.70)%	(4.87	)%(6)

$122		$48	$68	$48

1.60%		1.54%	1.26%	1.33	%(7)
1.39	%(8)	1.19%	1.19%	1.19	%(7)

0.76%		0.97%	0.12%	(0.03	)%(7)
25%		36%	38%	63	%(6)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Investor Shares
Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment loss(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)

Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 28, 2023, the Expense cap is 1.50%.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2024		2023	2022	2021	2020

$20.55		$25.76	$34.87	$23.90	$28.35

(0.18)		(0.09)	(0.33)	(0.24)	(0.21)
9.21		(3.05)	(1.24)	14.57	(2.97)
9.03		(3.14)	(1.57)	14.33	(3.18)

—		—	—	(0.15)	—
—		(2.07)	(7.54)	(3.21)	(1.27)
—		(2.07)	(7.54)	(3.36)	(1.27)

9.03		(5.21)	(9.11)	10.97	(4.45)

$29.58		$20.55	$25.76	$34.87	$23.90
43.94%		(11.15)%	(6.69)%	59.42%	(12.07)%

$14,939		$13,736	$17,252	$23,404	$31,056

2.51%		2.26%	1.74%	1.53%	1.43%
1.41	%(3)	1.19%	1.19%	1.19%	1.19%

(0.74)%		(0.43)%	(0.95)%	(0.75)%	(0.70)%
14%		43%	40%	66%	46%

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Institutional Shares
Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income(1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return(2)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective July 28, 2023, the expense cap is 1.25%.

*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Institutional Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2024		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$20.63		$25.81	$34.86	$32.57

(0.13)		(0.05)	(0.26)	(0.16)
9.28		(3.06)	(1.25)	5.88
9.15		(3.11)	(1.51)	5.72

—		—	—	(0.22)
—		(2.07)	(7.54)	(3.21)
—		(2.07)	(7.54)	(3.43)

9.15		(5.18)	(9.05)	2.29

$29.78		$20.63	$25.81	$34.86
44.35%		(11.00)%	(6.51)%	17.17	%(3)

$12,176		$6,499	$8,986	$14,813

2.28%		2.25%	1.57%	1.39	%(4)
1.18	%(5)	0.99%	0.99%	0.99	%(4)

(0.51)%		(0.24)%	(0.75)%	(0.70	)%(4)
14%		43%	40%	66	%(3)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Class A Shares
Financial Highlights

Per share operating performance (For a share outstanding throughout the year)

Net asset value, beginning of year
Operations:
Net investment income (1)
Net realized and unrealized gain (loss)
Total from investment operations

Distributions to shareholders:
Distributions from net investment income
Distributions from net realized gains
Total distributions to shareholders

Change in net asset value for the year

Net asset value, end of year
Total return (3) (4)

Ratios / supplemental data
Net assets, end of year (000)
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers
After expense reimbursement and waivers
Ratio of net investment income to average net assets:
After expense reimbursement and waivers
Portfolio turnover rate

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Total investment return excludes the effect of applicable sales charges.
(5)	Not annualized for the period.
(6)	Annualized for the period.
(7)	Effective July 28, 2023, the expense cap is 1.50%.

*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Class A Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2024		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022		For the Period Ended March 31, 2021*

$20.54		$25.76	$34.87		$37.67

(0.18)		(0.08)	(0.33)		(0.05)
9.21		(3.07)	(1.24	)(2)	(2.75	)(2)
9.03		(3.15)	(1.57)		(2.80)

—		—	—		—
—		(2.07)	(7.54)		—
—		(2.07)	(7.54)		—

9.03		(5.22)	(9.11)		(2.80)

$29.57		$20.54	$25.76		$34.87
43.96%		(11.18)%	(6.68)%		(7.43	)%(5)

$55		$46	$49		$46

2.51%		2.52%	1.84%		1.77	%(6)
1.41	%(7)	1.19%	1.19%		1.19	%(6)

(0.73)%		(0.41)%	(0.95)%		(0.98	)%(6)
14%		43%	40%		66	%(5)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Notes to Financial Statements
March 31, 2024

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers three share classes: the Investor Shares (Inception date of May 24, 2007), the Institutional Shares (Inception date of August 3, 2020), and the Class A Shares (Inception date of February 8, 2021). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A Shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00%; (ii) Investor Shares and Class A Shares have a 12b-1 fee of up to 0.25%; and (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable.

The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.    SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements

Plumb Funds

Notes to Financial Statements
March 31, 2024 (Continued)

of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In

Plumb Funds

Notes to Financial Statements
March 31, 2024 (Continued)

such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of March 31, 2024, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Common Stocks*	$49,645,395	$—	$—	$49,645,395
Corporate Bonds*	—	21,128,718	—	21,128,718
U.S. Government Agency Issues	—	2,249,670	—	2,249,670
U.S. Treasury Obligations	—	1,028,964	—	1,028,964
Short-Term Investment	902,608	—	—	902,608
Total	$50,548,003	$24,407,352	$—	$74,955,355

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Common Stocks*	$26,597,320	$—	$—	$26,597,320
Short-Term Investment	641,784	—	—	641,784
Total	$27,239,104	$—	$—	$27,239,104

*	For detailed industry descriptions, refer to the Schedule of Investments.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Income and Expenses:

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the

Plumb Funds

Notes to Financial Statements
March 31, 2024 (Continued)

Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the

Plumb Funds

Notes to Financial Statements
March 31, 2024 (Continued)

portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Under the Company’s organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

3.    DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to both the Investor Shares and the Class A Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the fiscal year ended March 31, 2024, the Plumb Balanced Fund Investor Shares and Class A Shares incurred expenses of $109,018 and $192, respectively, and the Plumb Equity Fund Investor Shares and Class A Shares incurred expenses of $37,242 and $139, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

4.    INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective July 28, 2023, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.44% of the Fund’s average daily net assets for the Investor Shares and the Class A Shares, and 1.19% of the Fund’s average daily net assets for the Institutional Shares. Prior to July 28, 2023 Wisconsin Capital Management contractually agreed to waive it’s advisory fee and/or reimburse expenses in order to limit

Plumb Funds

Notes to Financial Statements
March 31, 2024 (Continued)

the Total Annual Fund Operating Expenses of each Fund to 1.19% of the Fund’s average daily net assets for the Investor Shares and the Class A shares and .99% of the of the Fund’s average daily net assets for the Institutional Shares. This contractual limitation is in effect until July 31, 2024 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the fiscal year ended March 31, 2024, the Advisor waived $97,420, $44,559, and $157 of expenses in the Plumb Balanced Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively. For the fiscal year ended March 31, 2024, the Advisor waived $164,078, $80,656 and $614 of expenses in the Plumb Equity Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively.

As of March 31, 2024, the Advisor has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of March 31, 2024 and expiring on:

Plumb Balanced Fund Investor Shares		Plumb Equity Fund Investor Shares
March 31, 2025	$ 56,546	March 31, 2025	$ 127,658
March 31, 2026	155,455	March 31, 2026	145,251
March 31, 2027	97,420	March 31, 2027	164,078

Plumb Balanced Fund Institutional Shares		Plumb Equity Fund Institutional Shares
March 31, 2025	$ 12,148	March 31, 2025	$ 66,528
March 31, 2026	67,491	March 31, 2026	87,678
March 31, 2027	44,559	March 31, 2027	80,656

Plumb Balanced Fund Class A Shares		Plumb Equity Fund Class A Shares
March 31, 2025	$ 48	March 31, 2025	$ 352
March 31, 2026	203	March 31, 2026	539
March 31, 2027	157	March 31, 2027	614

Plumb Funds

Notes to Financial Statements
March 31, 2024 (Continued)

5.    INVESTMENT TRANSACTIONS

For the period ended March 31, 2024, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$2,531,670	$499,180	$13,577,720	$18,655,599
Plumb Equity Fund	—	—	3,147,692	5,316,572

6.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, beneficial ownership of more than 25% of the shares outstanding in each class is as follows:

	Plumb Balanced Fund			Plumb Equity Fund
	Investor Shares	Institutional Shares	Class A Shares	Investor Shares	Institutional Shares	Class A Shares
National Financial Services LLC	35.71%	25.65%	55.24%	—	—	—
Charles Schwab & Co, Inc.		60.28%	—	—	86.07%	—
Thomas G. Plumb	—	—	44.75%	—	—	100.00%

7.    FEDERAL TAX INFORMATION

As of March 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$26,413,829	$14,829,988
Unrealized depreciation	(1,780,975)	(228,051)
Net unrealized appreciation on investments	24,632,854	14,601,937
Undistributed ordinary income	527,972	—
Undistributed long-term capital gain	3,566,059	60,287
Other accumulated gain/(loss)	—	(45,888)
Total accumulated gains	$28,726,885	$14,616,336

The tax cost of investments as of March 31, 2024 was $50,322,501 and $12,637,166 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

Plumb Funds

Notes to Financial Statements
March 31, 2024 (Continued)

During the fiscal year ended March 31, 2024, the Funds do not have any capital loss carryforwards available. As of March 31, 2024, Plumb Balanced Fund utilized $1,568,618 and the Plumb Equity Fund utilized $1,643,450 of capital loss carryforwards, respectively.

As of March 31, 2024, The Plumb Balanced Fund did not differ, on a tax basis, any late year ordinary and post-October capital losses. The Plumb Equity Fund did differ, on a tax basis, $45,888 late year ordinary losses and no post-October capital losses.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Per the year ended March 31, 2024 , distributable earnings increased by $103,501 and capital stock decreased by $103,501 for the Plumb Equity Fund. The permanent difference relates to net operating loss. No reclassification was made to the Plumb Balanced Fund.

8.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2024 and 2023 was as follows:

	Plumb Balanced Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Ordinary Income	$726,081	$202,966
Short-Term Capital Gains	—	—
Long-Term Capital Gains	—	4,181,509
Total Distributions Paid	$726,081	$4,384,475

	Plumb Equity Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023
Distributions paid from:
Short-Term Capital Gains	$—	$—
Long-Term Capital Gains	—	1,960,375
Total Distributions Paid	$—	$1,960,375

9.    SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

Plumb Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Wisconsin Capital Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plumb Balanced Fund and Plumb Equity Fund (the “Funds”), each a series of Wisconsin Capital Funds, Inc., as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 23, 2024

Plumb Funds

Additional Information (Unaudited)

1.    LIQUIDITY RISK PROGRAM

The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program.

The Board of Directors of the Funds has appointed Wisconsin Capital Management, LLC’s Compliance Committee as the program administrator for the Program (the “Program Administrator”). At its meetings on May 12, 2023, August 11, 2023, November 17, 2023, and February 9, 2024, the Board of Directors of the Funds reviewed the Program Administrator’s written reports (collectively, the “Report”) relating to the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period that affected the Funds or their ability to meet redemptions.

Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

Plumb Funds

Additional Information (Unaudited) (Continued)

2.    ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Directior
Independent Directors:
Jay Loewi Birth date: 1957	Director	Since May 2007	Chief Executive Officer, QTI Group (staffing company), since November 2007; President, QTI Group of Companies, since 2002.	2	None
Harlan J. Moeckler Birth date: 1957	Director	Since June 2017	Chief Financial Officer and Treasurer of TradeLink Holdings LLC (alternative investment and proprietary trading firm) since 2006.	2	None
Patrick J. Quinn Birth date: 1949	Director	Since May 2007	Currently Retired; President and Chairman of the Board of Ayres Associates (professional civil engineering firm), from April 2000 until retirement in December 2010.	2	National Presto Industries Since May 2001
Roy S. Schlachtenhaufen Birth date: 1949	Director	Since June 2017	Currently Retired; Senior Portfolio Manager at US Bancorp Investments, Inc. (wealth management firm) from 1991 until retirement in April 2017.	2	None

Plumb Funds

Additional Information (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Directior
Interested Directors and Officers:
Thomas G. Plumb(2) Birth date: 1952	Director, Chairman, President and Chief Executive Officer Secretary	Since May 2007 Since August 1, 2017	President of Wisconsin Capital Management, LLC, since January 2004; President and Principal of SVA Plumb Wealth Management, LLC from March 2011 – March 2019; President of SVA Plumb Financial, LLC (financial and trust services firm) from March 2011 – March 2019; CEO of SVA Plumb Trust from Company March 2011 – March 2019.	2	None
Bonnie Romani Birth date: 1970	Chief Compliance Officer	Since August 1, 2018

CCO of Wisconsin Capital Management, LLC, since August 2020; Client Service Administrator of Wisconsin Capital Management, LLC, since August 2018; State Analyst, American Family Insurance, from February, 2006 through March, 2018.

				N/A	N/A

Plumb Funds

Additional Information (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Directior
Interested Directors and Officers (Continued):
Allissa Schlimgen	Chief Financial Officer	Since September, 2022	Analyst II, American Family Insurance, from June 2021-Present. Supervisor, SVA Certified Public Accountants, September 2017-June 2021	N/A	N/A

The address of each Director and Officer as it relates to the Funds is 8020 Excelsior Drive, Suite 402, Madison, WI 53717.

(1)

Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi, Harlan Moeckler (Chair), Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds. Harlan J. Moeckler has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The

Plumb Funds

Additional Information (Unaudited) (Continued)

nominating committee consists of Jay Loewi (Chair), Harlan Moeckler, Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds.

3.     QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	71.30%
Plumb Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2024, was as follows:

Plumb Balanced Fund	67.98%
Plumb Equity Fund	0.00%

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8020 Excelsior Drive, Suite 402
Madison, WI 53717
(608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive
Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-PORT Part F. The Funds’ Form N-PORT Part F is available on the SEC’s website at www.sec.gov.

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant’s Code of Ethics, as defined in Item 2(b) of Form N-CSR, and any amendments or waivers thereto are available on the registrant’s website at www.plumbfunds.com.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Harlan Moeckler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2024	FYE 3/31/2023
(a)Audit Fees	$28,500	$28,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,000	$5,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2024	FYE 3/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2024	FYE 3/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date	5/29/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date	5/29/24

By (Signature and Title)*	/s/ Alissa Schlimgen
Alissa Schlimgen, Chief Financial Officer (Principal Financial Officer)

Date	5/29/24